Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2024	May 31, 2024	May 31, 2024
Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	3.56%	1.39%	1.93%
Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	7.69%	1.79%	1.75%
Class R
Average Annual Return [Line Items]
Average Annual Return, Percent	9.30%	2.31%	2.22%
Class R6
Average Annual Return [Line Items]
Average Annual Return, Percent	10.03%	2.89%	2.84%
Advisor Class
Average Annual Return [Line Items]
Average Annual Return, Percent	9.87%	2.83%	2.78%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	9.57%	2.55%	2.51%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	8.69%	1.79%	1.75%
Without Sales Load [Member] | Class R
Average Annual Return [Line Items]
Average Annual Return, Percent	9.30%	2.31%	2.22%
Without Sales Load [Member] | Class R6
Average Annual Return [Line Items]
Average Annual Return, Percent	10.03%	2.89%	2.84%
Without Sales Load [Member] | Advisor Class
Average Annual Return [Line Items]
Average Annual Return, Percent	9.87%	2.83%	2.78%
Class A-MSCI All Country World Index-NR [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	23.56%	11.67%	8.40%
Class A-HFRX Global Hedge Fund Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.89%	3.46%	1.59%
Class A-ICE BofA U.S. 3-Month Treasury Bill Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.45%	2.12%	1.47%
Class C-MSCI All Country World Index-NR [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	23.56%	11.67%	8.40%
Class C-HFRX Global Hedge Fund Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.89%	3.46%	1.59%
Class C-ICE BofA U.S. 3-Month Treasury Bill Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.45%	2.12%	1.47%
Class R-MSCI All Country World Index-NR [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	23.56%	11.67%	8.40%
Class R-HFRX Global Hedge Fund Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.89%	3.46%	1.59%
Class R-ICE BofA U.S. 3-Month Treasury Bill Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.45%	2.12%	1.47%
Class R6-MSCI All Country World Index-NR [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	23.56%	11.67%	8.40%
Class R6-HFRX Global Hedge Fund Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.89%	3.46%	1.59%
Class R6-ICE BofA U.S. 3-Month Treasury Bill Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.45%	2.12%	1.47%
Advisor Class-MSCI All Country World Index-NR [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	23.56%	11.67%	8.40%
Advisor Class-HFRX Global Hedge Fund Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.89%	3.46%	1.59%
Advisor Class-ICE BofA U.S. 3-Month Treasury Bill Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.45%	2.12%	1.47%